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               Semi-Annual Report
               April 30, 2002

               Mercury Large
               Cap Growth
               Fund
               Of Mercury Large Cap Series Funds, Inc.

PORTFOLIO INFORMATION

AS OF APRIL 30, 2002
================================================================================
Ten Largest                                                         Percent of
Equity Holdings                                                     Net Assets
--------------------------------------------------------------------------------
General Electric Company                                                4.6%
--------------------------------------------------------------------------------
Microsoft Corporation                                                   2.9
--------------------------------------------------------------------------------
Pfizer Inc.                                                             2.8
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                            2.0
--------------------------------------------------------------------------------
Intel Corporation                                                       2.0
--------------------------------------------------------------------------------
Texas Instruments Incorporated                                          1.8
--------------------------------------------------------------------------------
Lowe's Companies, Inc.                                                  1.6
--------------------------------------------------------------------------------
First Data Corporation                                                  1.6
--------------------------------------------------------------------------------
UnitedHealth Group Incorporated                                         1.6
--------------------------------------------------------------------------------
The Procter & Gamble Company                                            1.5
--------------------------------------------------------------------------------

Five Largest                                                        Percent of
Industries                                                          Net Assets
--------------------------------------------------------------------------------
Health Care Providers & Services                                       14.1%
--------------------------------------------------------------------------------
Specialty Retail                                                       14.1
--------------------------------------------------------------------------------
Commercial Services & Supplies                                          8.4
--------------------------------------------------------------------------------
Semiconductor Equipment & Products                                      8.4
--------------------------------------------------------------------------------
Software                                                                7.3
--------------------------------------------------------------------------------


                April 30, 2002 (2) Mercury Large Cap Growth Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury Large Cap Growth Fund. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fund Performance

For the six months ended April 30, 2002, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +4.46%, +4.32%, +4.22% and +4.35%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund's returns compared favorably to the -2.13% total return of the unmanaged benchmark Russell 1000(R) Growth Index for the same period. Most of our outperformance was the result of stock selection, particularly within the consumer discretionary, health care and industrial sectors. We also benefited from our overweighted positions in the consumer discretionary and industrials sectors and our underweighted positions in the telecommunication services and utilities sectors. The largest negative contributors to performance were our underweighted position and stock selection in information technology. For the six-month period ended April 30, 2002, the largest single positive contributors to performance were AutoNation, Inc., Trigon Healthcare, Inc., Oxford Health Plans, Inc. and Caremark Rx, Inc. We also benefited relative to the benchmark Index from underweighting AOL Time Warner Inc. and by not owning Bristol-Myers Squibb Company. The largest single detractors to the Fund's performance during the period included The Home Depot, Inc., ResMed Inc., Watson Pharmaceuticals, Inc. and Intel Corporation.

Investment Environment

In the context of the markets, we are rapidly transitioning from a favorable liquidity environment with poor earnings to one with neutral liquidity and improving earnings. The first quarter of 2002 equity market correction, which digested some of the strong gains of the last quarter of 2001, was exacerbated by increased risk aversion by investors and lenders as a result of the collapse of Enron Corporation and other earnings questions. Of late, these concerns have receded with the focus on an improving economy, causing renewed strength in equity prices and weakness in Government bonds. We believe the


                April 30, 2002 (3) Mercury Large Cap Growth Fund economy is on a recovery path that seems unlikely to falter. In addition, the US economy in recent years has surprised on the upside. The mildness of the downturn in the wake of the technology bubble breaking and the terrorist attacks on September 11, 2001 is evidence of that fact. We believe that inflation should remain in check given excess capacity in the goods market, and that equity prices should drift higher as earnings improve, but the magnitude of the rise will be limited because of high valuation levels.

In recent months, we used weakness in cyclical shares, including technology, to add to positions in anticipation of improvement in the economic cycle. Relative to the benchmark Index, we increased our positions in information technology and consumer discretionary and reduced our position in health care. Our largest purchases included Texas Instruments Incorporated, NVIDIA Corporation, Polycom, Inc., Network Associates, Inc. and Guidant Corporation. Our largest sales included AOL Time Warner Inc., USA Education Inc., Barnes & Noble, Inc. and eBay Inc. We remain overweighted in the strongest and largest segment of our economy, the consumer area, where our largest overweighting is in the consumer discretionary sector. We are below benchmark weights in financial and energy stocks. We believe that small-, mid- and large-capitalization stocks are more attractive than mega cap companies, and the Portfolio reflects this position.

In Conclusion

We thank you for your investment in Mercury Large Cap Growth Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                         /s/ Robert C. Doll, Jr.

Terry K. Glenn                             Robert C. Doll, Jr.
President and Director/Trustee             Senior Vice President and
                                           Portfolio Manager

May 29, 2002


                April 30, 2002 (4) Mercury Large Cap Growth Fund

PROXY RESULTS

During the six-month period ended April 30, 2002, Mercury Large Cap Growth Fund's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

                                                   Shares Voted  Shares Withheld
                                                        For        From Voting
--------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors/Trustees:
                  Terry K. Glenn                      103,466         11,210
                  James H. Bodurtha                   103,466         11,210
                  Joe Grills                          103,466         11,210
                  Herbert I. London                   103,466         11,210
                  Andre F. Perold                     103,466         11,210
                  Roberta Cooper Ramo                 105,723          8,953
                  Robert S. Salomon, Jr.              103,466         11,210
                  Melvin R. Seiden                    105,723          8,953
                  Stephen B. Swensrud                 103,466         11,210
--------------------------------------------------------------------------------

During the six-month period ended April 30, 2002, Master Large Cap Series Trust's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

                                                 Shares Voted  Shares Withheld
                                                      For        From Voting
--------------------------------------------------------------------------------
1. To elect the Master Trust's Trustees:
                  Terry K. Glenn                  98,464,184      2,677,772
                  James H. Bodurtha               98,464,184      2,677,772
                  Joe Grills                      98,464,184      2,677,772
                  Herbert I. London               98,464,184      2,677,772
                  Andre F. Perold                 98,464,184      2,677,772
                  Roberta Cooper Ramo             98,464,184      2,677,772
                  Robert S. Salomon, Jr.          98,464,184      2,677,772
                  Melvin R. Seiden                98,464,184      2,677,772
                  Stephen B. Swensrud             98,464,184      2,677,772
--------------------------------------------------------------------------------


                April 30, 2002 (5) Mercury Large Cap Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived its administration fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


                April 30, 2002 (6) Mercury Large Cap Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                               % Return             % Return
                                             Without Sales         With Sales
Class I Shares*                                 Charge              Charge**
--------------------------------------------------------------------------------
One Year Ended
3/31/02                                         +9.52%              + 3.77%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/02                                 -8.09               -10.24
--------------------------------------------------------------------------------

 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                               % Return             % Return
                                             Without Sales         With Sales
Class A Shares*                                 Charge              Charge**
--------------------------------------------------------------------------------
One Year Ended
3/31/02                                         +9.54%              + 3.79%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/02                                 -8.24               -10.39
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                               % Return             % Return
                                                Without                With
Class B Shares*                                  CDSC                 CDSC**
--------------------------------------------------------------------------------
One Year Ended
3/31/02                                         +8.53%              + 4.53%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/02                                 -8.97               -10.03
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
** Assuming payment of applicable contingent deferred sales charge.

                                               % Return             % Return
                                                Without                With
Class C Shares*                                  CDSC                 CDSC**
--------------------------------------------------------------------------------
One Year Ended
3/31/02                                         +8.81%               +7.81%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/02                                 -8.89                -8.89
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
** Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                   6-Month         12-Month      Since Inception
As of April 30, 2002            Total Return     Total Return     Total Return
--------------------------------------------------------------------------------
Class I                            +4.46%           -8.82%          -21.13%
--------------------------------------------------------------------------------
Class A                            +4.32            -9.09           -21.66
--------------------------------------------------------------------------------
Class B                            +4.22            -9.54           -22.89
--------------------------------------------------------------------------------
Class C                            +4.35            -9.38           -22.72
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund commenced operations on 12/22/99.


                April 30, 2002 (7) Mercury Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002

MERCURY LARGE CAP GROWTH FUND

Assets:

Investment in Master Large Cap Growth Portfolio, at value
  (identified cost--$1,114,142)                                              $ 1,176,372
                                                                             -----------
Total assets                                                                   1,176,372
                                                                             -----------
----------------------------------------------------------------------------------------
Liabilities:

Payable to distributor                                                               894
                                                                             -----------
Total liabilities                                                                    894
                                                                             -----------
----------------------------------------------------------------------------------------
Net Assets:

Net assets                                                                   $ 1,175,478
                                                                             ===========
----------------------------------------------------------------------------------------
Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                              $       284
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                    3,049
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                                   12,382
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                    1,218
Paid-in capital in excess of par                                               1,358,313
Accumulated investment loss--net                                                  (8,420)
Accumulated realized capital losses on investments from the Portfolio--net      (253,578)
Unrealized appreciation on investments from the Portfolio--net                    62,230
                                                                             -----------
Net assets                                                                   $ 1,175,478
                                                                             ===========
----------------------------------------------------------------------------------------
Net Asset Value:

Class I--Based on net assets of $19,985 and 2,842 shares outstanding         $      7.03
                                                                             ===========
Class A--Based on net assets of $213,329 and 30,494 shares outstanding       $      7.00
                                                                             ===========
Class B--Based on net assets of $857,424 and 123,819 shares outstanding      $      6.92
                                                                             ===========
Class C--Based on net assets of $84,740 and 12,177 shares outstanding        $      6.96
                                                                             ===========
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

                April 30, 2002 (8) Mercury Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2002

MERCURY LARGE CAP GROWTH FUND

Investment Loss from the Portfolio--Net:

Net investment income allocated from the Portfolio:
  Dividends                                                                             $  2,539
  Securities lending--net                                                                     73
  Interest                                                                                    19
  Expenses                                                                                (3,352)
                                                                                        --------
Net investment loss from the Portfolio                                                      (721)
                                                                                        --------
------------------------------------------------------------------------------------------------

Expenses:

Professional fees                                                           $ 20,029
Printing and shareholder reports                                              13,892
Account maintenance and distribution fees--Class B                             3,092
Administration fees                                                            1,252
Account maintenance and distribution fees--Class C                               581
Transfer agent fees--Class B                                                     398
Account maintenance fees--Class A                                                267
Registration fees                                                                147
Transfer agent fees--Class A                                                     109
Transfer agent fees--Class C                                                      72
Transfer agent fees--Class I                                                      25
Other                                                                          2,974
                                                                            --------
Total expenses before reimbursement                                           42,838
Reimbursement of expenses                                                    (35,139)
                                                                            --------
Total expenses after reimbursement                                                         7,699
                                                                                        --------
Investment loss--net                                                                      (8,420)
                                                                                        --------
------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:

Realized loss on investments from the Portfolio--net                                     (23,540)
Change in unrealized appreciation on investments from the Portfolio--net                  58,566
                                                                                        --------
Total realized and unrealized gain on investments from the Portfolio--net                 35,026
                                                                                        --------
Net Increase in Net Assets Resulting from Operations                                    $ 26,606
                                                                                        ========
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (9) Mercury Large Cap Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY LARGE CAP GROWTH FUND

                                                                      For the Six       For the
                                                                     Months Ended     Year Ended
Increase (Decrease) in Net Assets:                                  April 30, 2002  October 31, 2001
----------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                 $    (8,420)        $   (10,972)
Realized loss on investments from the Portfolio--net                     (23,540)           (228,446)
Change in unrealized appreciation on investments from
  the Portfolio--net                                                      58,566             (22,909)
                                                                     -------------------------------
Net increase (decrease) in net assets resulting from operations           26,606            (262,327)
                                                                     -------------------------------
----------------------------------------------------------------------------------------------------
Distributions to Shareholders:

In excess of realized gain on investments from the Portfolio--net:
  Class I                                                                     --             (13,603)
  Class A                                                                     --             (12,928)
  Class B                                                                     --             (17,823)
  Class C                                                                     --             (11,992)
                                                                     -------------------------------
Net decrease in net assets resulting from distributions
  to shareholders                                                             --             (56,346)
                                                                     -------------------------------
----------------------------------------------------------------------------------------------------
Capital Share Transactions:

Net increase in net assets derived from capital
  share transactions                                                     329,583             569,041
                                                                     -------------------------------
----------------------------------------------------------------------------------------------------
Net Assets:

Total increase in net assets                                             356,189             250,368
Beginning of period                                                      819,289             568,921
                                                                     -------------------------------
End of period*                                                       $ 1,175,478         $   819,289
                                                                     ===============================
----------------------------------------------------------------------------------------------------
* Accumulated investment loss--net                                   $    (8,420)                 --
                                                                     ===============================
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (10) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                          Class I
                                                   ------------------------------------------------------
                                                                                         For the Period
                                                     For the Six          For the         December 22,
                                                    Months Ended        Year Ended          1999+ to
Increase (Decrease) in Net Asset Value:            April 30, 2002    October 31, 2001    October 31, 2000
---------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period               $       6.73        $      11.44          $      10.00
                                                   ------------------------------------------------------
Investment loss--net                                       (.03)@@             (.07)@@               (.11)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                       .33               (3.58)                 1.55
                                                   ------------------------------------------------------
Total from investment operations                            .30               (3.65)                 1.44
                                                   ------------------------------------------------------
Less distributions in excess of realized gain on
  investments from the Portfolio--net                        --               (1.06)                   --
                                                   ------------------------------------------------------
Net asset value, end of period                     $       7.03        $       6.73          $      11.44
                                                   ======================================================
---------------------------------------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share                         4.46%@            (34.00%)              14.40%@
                                                   ======================================================
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement++                           1.41%*              1.38%                1.50%*
                                                   ======================================================
Expenses++                                                 8.43%*              9.80%               37.46%*
                                                   ======================================================
Investment loss--net                                       (.83%)*             (.90%)              (1.12%)*
                                                   ======================================================
---------------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)           $         20        $         96          $        143
                                                   ======================================================
---------------------------------------------------------------------------------------------------------

    * Annualized.
   ** Total investment returns exclude the effects of sales charges.
    + Commencement of operations.
   ++ Includes the Fund's share of the Portfolio's allocated expenses.
    @ Aggregate total investment return.
   @@ Based on average shares outstanding.

   See Notes to Financial Statements.


                April 30, 2002 (11) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                           Class A
                                                    -----------------------------------------------------
                                                                                          For the Period
                                                      For the Six          For the         December 22,
                                                     Months Ended        Year Ended          1999+ to
Increase (Decrease) in Net Asset Value:             April 30, 2002    October 31, 2001   October 31, 2000
---------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                 $       6.71        $      11.41        $      10.00
                                                     ----------------------------------------------------
Investment loss--net                                         (.03)@@             (.09)@@             (.14)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                         .32               (3.58)               1.55
                                                     ----------------------------------------------------
Total from investment operations                              .29               (3.67)               1.41
                                                     ----------------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                       --               (1.03)                 --
                                                     ----------------------------------------------------
Net asset value, end of period                       $       7.00        $       6.71        $      11.41
                                                     ====================================================
---------------------------------------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share                           4.32%@           (34.18%)             14.10%@
                                                     ====================================================
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement++                             1.65%*             1.64%               1.75%*
                                                     ====================================================
Expenses++                                                   8.61%*             8.77%              37.74%*
                                                     ====================================================
Investment loss--net                                        (1.15%)*           (1.15%)             (1.37%)*
                                                     ====================================================
---------------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)             $        213        $        193        $        142
                                                     ====================================================
---------------------------------------------------------------------------------------------------------

    * Annualized.
   ** Total investment returns exclude the effects of sales charges.
    + Commencement of operations.
   ++ Includes the Fund's share of the Portfolio's allocated expenses.
    @ Aggregate total investment return.
   @@ Based on average shares outstanding.

      See Notes to Financial Statements.


                April 30, 2002 (12) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                           Class B
                                                    -----------------------------------------------------
                                                                                          For the Period
                                                      For the Six          For the         December 22,
                                                     Months Ended        Year Ended          1999+ to
Increase (Decrease) in Net Asset Value:             April 30, 2002    October 31, 2001   October 31, 2000
---------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                $       6.64        $      11.33        $      10.00
                                                    ----------------------------------------------------
Investment loss--net                                        (.07)@@             (.14)@@             (.21)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                        .35               (3.56)               1.54
                                                    ----------------------------------------------------
Total from investment operations                             .28               (3.70)               1.33
                                                    ----------------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                      --                (.99)                 --
                                                    ----------------------------------------------------
Net asset value, end of period                      $       6.92        $       6.64        $      11.33
                                                    =====================================================
---------------------------------------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share                          4.22%@            (34.70%)             13.30%@
                                                    =====================================================
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement++                            2.42%*              2.38%               2.49%*
                                                    =====================================================
Expenses++                                                  9.46%*              8.88%              38.49%*
                                                    =====================================================
Investment loss--net                                       (1.90%)*            (1.88%)             (2.12%)*
                                                    =====================================================
---------------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)            $        857        $        370        $        142
                                                    =====================================================
---------------------------------------------------------------------------------------------------------

    * Annualized.
   ** Total investment returns exclude the effects of sales charges.
    + Commencement of operations.
   ++ Includes the Fund's share of the Portfolio's allocated expenses.
    @ Aggregate total investment return.
   @@ Based on average shares outstanding.

      See Notes to Financial Statements.


                April 30, 2002 (13) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY LARGE CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                           Class C
                                                    ------------------------------------------------------
                                                                                          For the Period
                                                      For the Six          For the         December 22,
                                                     Months Ended        Year Ended          1999+ to
Increase (Decrease) in Net Asset Value:             April 30, 2002    October 31, 2001   October 31, 2000
----------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                $       6.67        $      11.33        $      10.00
                                                    ----------------------------------------------------
Investment loss--net                                        (.06)@@             (.15)@@             (.21)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                        .35               (3.55)               1.54
                                                    ----------------------------------------------------
Total from investment operations                             .29               (3.70)               1.33
                                                    ----------------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                      --                (.96)                 --
                                                    ----------------------------------------------------
Net asset value, end of period                      $       6.96        $       6.67        $      11.33
                                                    ====================================================
----------------------------------------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share                          4.35%@            (34.63%)             13.30%@
                                                    ====================================================
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement++                            2.43%*              2.37%               2.49%*
                                                    ====================================================
Expenses++                                                  9.47%*              8.97%              38.49%*
                                                    ====================================================
Investment loss--net                                       (1.87%)*            (1.87%)             (2.12%)*
                                                    ====================================================
----------------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)            $         85        $        160        $        142
                                                    ====================================================
----------------------------------------------------------------------------------------------------------

    * Annualized.
   ** Total investment returns exclude the effects of sales charges.
    + Commencement of operations.
   ++ Includes the Fund's share of the Portfolio's allocated expenses.
    @ Aggregate total investment return.
   @@ Based on average shares outstanding.

      See Notes to Financial Statements.


                April 30, 2002 (14) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP GROWTH FUND

(1)   Significant Accounting Policies:

      Mercury Large Cap Growth Fund of Mercury Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2002 was .70%. The Fund offers four classes of shares. Shares of Class I and Class A are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax


                April 30, 2002 (15) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

      (e) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended April 30, 2002, FAM earned fees of $1,252, all of which was waived. FAM also reimbursed the Fund $33,887 for other operating expenses.

      The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. (FAMD or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                Account             Distribution
                                             Maintenance Fee             Fee
      --------------------------------------------------------------------------
      Class A                                     .25%                    --
      --------------------------------------------------------------------------
      Class B                                     .25%                   .75%
      --------------------------------------------------------------------------
      Class C                                     .25%                   .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee


                April 30, 2002 (16) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the six months ended April 30, 2002, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received contingent deferred sales charges of $653 relating to transactions in Class B Shares.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2002 were $1,573,098 and $1,251,084, respectively.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $329,583 and $569,041 for the six months ended April 30, 2002 and for the year ended October 31, 2001.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months
      Ended April 30, 2002                              Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                        2,595    $      19,076
      Shares redeemed                                  (14,024)        (103,214)
                                                       ------------------------
      Net decrease                                     (11,429)   $     (84,138)
                                                       ========================
      --------------------------------------------------------------------------
      Class I Shares for the Year
      Ended October 31, 2001                            Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                          366    $       3,402
      Shares issued to shareholders in reinvestment
      of distributions                                   1,524           13,240
                                                       ------------------------
      Total issued                                       1,890           16,642
      Shares redeemed                                     (119)          (1,018)
                                                       ------------------------
      Net increase                                       1,771    $      15,624
                                                       ========================
      -------------------------------------------------------------------------
      Class A Shares for the Six Months
      Ended April 30, 2002                              Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      126,062    $     913,549
      Shares redeemed                                 (124,334)        (897,025)
                                                       ------------------------
      Net increase                                       1,728    $      16,524
                                                       ========================
      -------------------------------------------------------------------------


                April 30, 2002 (17) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Year
      Ended October 31, 2001                            Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       14,777    $     124,668
      Shares issued to shareholders in reinvestment
      of distributions                                   1,489           12,928
                                                       ------------------------
      Net increase                                      16,266    $     137,596
                                                       ========================
      -------------------------------------------------------------------------
      Class B Shares for the Six Months
      Ended April 30, 2002                              Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       89,428    $     637,719
      Shares redeemed                                  (21,377)        (154,735)
                                                       ------------------------
      Net increase                                      68,051    $     482,984
                                                       ========================
      -------------------------------------------------------------------------
      Class B Shares for the Year
      Ended October 31, 2001                            Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       50,336    $     381,984
      Shares issued to shareholders in reinvestment
      of distributions                                   2,058           17,823
                                                       ------------------------
      Total issued                                      52,394          399,807
      Shares redeemed                                   (9,126)         (67,093)
                                                       ------------------------
      Net increase                                      43,268    $     332,714
                                                       ========================
      -------------------------------------------------------------------------
      Class C Shares for the Six Months
      Ended April 30, 2002                              Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                        3,396    $      24,674
      Shares redeemed                                  (15,203)        (110,461)
                                                       ------------------------
      Net decrease                                     (11,807)   $     (85,787)
                                                       ========================
      -------------------------------------------------------------------------
      Class C Shares for the Year
      Ended October 31, 2001                            Shares    Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       23,724    $     163,055
      Shares issued to shareholders in reinvestment
      of distributions                                   1,380           11,992
                                                       ------------------------
      Total issued                                      25,104          175,047
      Shares redeemed                                  (13,620)         (91,940)
                                                       ------------------------
      Net increase                                      11,484    $      83,107
                                                       ========================
      -------------------------------------------------------------------------

(5)   Capital Loss Carryforward:

      At October 31, 2001, the Fund had a net capital loss carryforward of approximately $203,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


                April 30, 2002 (18) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP GROWTH PORTFOLIO

                                                                                      In US Dollars
                                                                                -------------------------
                          Shares                                                               Percent of
Industry                   Held             Investments                             Value      Net Assets
---------------------------------------------------------------------------------------------------------
Consumer Discretionary

Hotels, Restaurants       44,000    Darden Restaurants, Inc.                   $  1,755,600      1.1%
& Leisure                 36,000   +Harrah's Entertainment, Inc.                  1,769,760      1.1
                          26,000   +International Game Technology                 1,636,700      1.0
                          26,000   +MGM Mirage Inc.                               1,043,900      0.6
---------------------------------------------------------------------------------------------------------
Household Durables        37,000    Maytag Corporation                            1,707,550      1.0
                          26,000   +Mohawk Industries, Inc.                       1,672,580      1.0
---------------------------------------------------------------------------------------------------------
Multiline Retail          17,000   +Kohl's Corporation                            1,252,900      0.8
                          54,000    Target Corporation                            2,357,100      1.4
                          37,000    Wal-Mart Stores, Inc.                         2,066,820      1.3
---------------------------------------------------------------------------------------------------------
Specialty Retail         104,000   +AutoNation, Inc.                              1,664,000      1.0
                          24,000   +AutoZone, Inc.                                1,824,000      1.1
                          50,000   +Bed Bath & Beyond Inc.                        1,858,500      1.1
                          29,000   +Best Buy Co., Inc.                            2,156,150      1.3
                          56,000    Blockbuster Inc. (Class A)                    1,601,600      1.0
                          32,000   +CDW Computer Centers, Inc.                    1,753,600      1.1
                         103,000   +Foot Locker, Inc.                             1,622,250      1.0
                          13,000    The Home Depot, Inc.                            602,810      0.4
                          89,000    The Limited, Inc.                             1,705,240      1.0
                          63,000    Lowe's Companies, Inc.                        2,664,270      1.6
                          86,000   +Staples, Inc.                                 1,717,420      1.1
                          51,000    The TJX Companies, Inc.                       2,222,580      1.4
                          29,000   +Williams-Sonoma, Inc.                         1,670,690      1.0
---------------------------------------------------------------------------------------------------------
Textiles, Apparel &       29,000    Nike, Inc. (Class B)                          1,546,570      0.9
Luxury Goods
---------------------------------------------------------------------------------------------------------
                                    Total Consumer Discretionary
                                    (Cost--$33,383,437)                          39,872,590     24.3
---------------------------------------------------------------------------------------------------------
Consumer Staples

Beverages                 15,000    Coca-Cola Enterprises Inc.                      294,300      0.2
                          29,000   +Constellation Brands, Inc. (Class A)          1,751,600      1.1
---------------------------------------------------------------------------------------------------------
Food & Drug               40,000   +Whole Foods Market, Inc.                      1,870,400      1.1
Retailing
---------------------------------------------------------------------------------------------------------
Household Products        27,000    The Procter & Gamble Company                  2,437,020      1.5
---------------------------------------------------------------------------------------------------------
Tobacco                   61,000    Philip Morris Companies Inc.                  3,320,230      2.0
                          44,000    UST Inc.                                      1,751,200      1.1
---------------------------------------------------------------------------------------------------------
                                    Total Consumer Staples
                                    (Cost--$8,740,832)                           11,424,750      7.0
---------------------------------------------------------------------------------------------------------


                April 30, 2002 (19) Mercury Large Cap Growth Fund

                                                                                      In US Dollars
                                                                                -------------------------
                          Shares                                                               Percent of
Industry                   Held             Investments                             Value      Net Assets
---------------------------------------------------------------------------------------------------------
Financials

Banks                     34,000    Commerce Bancorp, Inc.                     $  1,679,260      1.0%
---------------------------------------------------------------------------------------------------------
Diversified Financials    63,000    Allied Capital Corporation                    1,644,300      1.0
                          33,000    Capital One Financial Corporation             1,976,370      1.2
                         194,000   +E* TRADE Group, Inc.                          1,462,760      0.9
---------------------------------------------------------------------------------------------------------
Insurance                  7,000    American International Group, Inc.              483,840      0.3
---------------------------------------------------------------------------------------------------------
                                    Total Financials (Cost--$7,638,000)           7,246,530      4.4
---------------------------------------------------------------------------------------------------------
Health Care

Biotechnology             32,000   +IDEC Pharmaceuticals Corporation              1,758,400      1.1
---------------------------------------------------------------------------------------------------------
Health Care               33,000    Beckman Coulter Inc.                          1,576,410      1.0
Equipment &               39,000   +Boston Scientific Corporation                   971,880      0.6
Supplies                  52,000   +Guidant Corporation                           1,955,200      1.2
---------------------------------------------------------------------------------------------------------
Health Care               52,000   +AdvancePCS                                    1,758,120      1.1
Providers &               93,000   +Caremark Rx, Inc.                             1,999,500      1.2
Services                  69,000   +DaVita, Inc.                                  1,788,480      1.1
                          20,000   +Express Scripts, Inc. (Class A)               1,264,200      0.7
                          35,000   +Henry Schein, Inc.                            1,665,650      1.0
                          65,000    Omnicare, Inc.                                1,738,100      1.1
                          42,000   +Oxford Health Plans, Inc.                     1,938,720      1.2
                          49,000   +Pharmaceutical Product Development, Inc.      1,233,820      0.8
                          22,000   +Quest Diagnostics Incorporated                2,022,460      1.2
                          23,000   +Tenet Healthcare Corporation                  1,687,510      1.0
                          16,000   +Trigon Healthcare, Inc.                       1,610,560      1.0
                          29,000    UnitedHealth Group Incorporated               2,546,490      1.6
                          25,000   +Wellpoint Health Networks Inc.                1,877,000      1.1
---------------------------------------------------------------------------------------------------------
Pharmaceuticals           12,000   +Forest Laboratories, Inc.                       925,680      0.5
                          29,000    Johnson & Johnson                             1,851,940      1.1
                          30,000   +Medicis Pharmaceutical (Class A)              1,606,500      1.0
                          24,000    Mylan Laboratories, Inc.                        635,520      0.4
                         126,000    Pfizer Inc.                                   4,580,100      2.8
---------------------------------------------------------------------------------------------------------
                                    Total Health Care
                                    (Cost--$33,280,664)                          38,992,240     23.8
---------------------------------------------------------------------------------------------------------


                April 30, 2002 (20) Mercury Large Cap Growth Fund

                                                                                      In US Dollars
                                                                                -------------------------
                          Shares                                                               Percent of
Industry                   Held             Investments                             Value      Net Assets
---------------------------------------------------------------------------------------------------------
Industrials

Commercial                47,000   +Apollo Group, Inc. (Class A)               $  1,801,980      1.1%
Services & Supplies       52,000   +The BISYS Group, Inc.                         1,778,400      1.1
                         108,000   +Cendant Corporation                           1,942,920      1.2
                          69,000   +Concord EFS, Inc.                             2,182,049      1.3
                          33,000    First Data Corporation                        2,623,170      1.6
                          44,000    H & R Block, Inc.                             1,765,280      1.1
                          40,000    Pitney Bowes Inc.                             1,684,000      1.0
--------------------------------------------------------------------------------------------------------
Construction &            25,000   +Quanta Services, Inc.                           419,000      0.3
Engineering
--------------------------------------------------------------------------------------------------------
Industrial               239,000    General Electric Company                      7,540,450      4.6
Conglomerates
--------------------------------------------------------------------------------------------------------
                                    Total Industrials
                                    (Cost--$23,526,859)                          21,737,249     13.3
--------------------------------------------------------------------------------------------------------
Information Technology

Communications            86,000   +Advanced Fibre Communications, Inc.           1,525,640      0.9
Equipment                 23,000   +Cisco Systems, Inc.                             336,950      0.2
                          37,000   +Emulex Corporation                            1,072,630      0.7
                          43,000    Harris Corporation                            1,557,030      1.0
                          83,000   +Polycom, Inc.                                 1,711,460      1.1
--------------------------------------------------------------------------------------------------------
Computers &               38,000   +Dell Computer Corporation                     1,000,920      0.6
Peripherals                2,000    International Business
                                    Machines Corporation                            167,520      0.1
                          38,000   +Network Appliance, Inc.                         663,100      0.4
                          82,000   +Storage Technology Corporation                1,687,560      1.0
--------------------------------------------------------------------------------------------------------
Electronic                90,000   +Ingram Micro Inc. (Class A)                   1,337,400      0.8
Equipment &               35,000   +Tech Data Corporation                         1,656,900      1.0
Instruments
--------------------------------------------------------------------------------------------------------
IT Consulting &           40,000    Electronic Data Systems Corporation           2,170,400      1.3
Services                  61,000   +Sungard Data Systems Inc.                     1,815,360      1.1
--------------------------------------------------------------------------------------------------------
Internet Software        122,000   +Yahoo! Inc.                                   1,800,720      1.1
& Services
--------------------------------------------------------------------------------------------------------
Semiconductor             93,000   +Cirrus Logic, Inc.                            1,129,950      0.7
Equipment &              115,000    Intel Corporation                             3,290,150      2.0
Products                  43,000   +Microchip Technology                          1,913,500      1.2
                          48,000   +NVIDIA Corporation                            1,670,880      1.0
                          24,000   +Novellus Systems, Inc.                        1,137,600      0.7
                          36,000   +QLogic Corporation                            1,645,560      1.0
                          93,000    Texas Instruments Incorporated                2,876,490      1.8
--------------------------------------------------------------------------------------------------------


                April 30, 2002 (21) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                      In US Dollars
                                                                                -------------------------
                          Shares                                                               Percent of
Industry                   Held             Investments                             Value      Net Assets
---------------------------------------------------------------------------------------------------------
Information Technology (concluded)

Software                  92,000    Autodesk, Inc.                             $  1,691,880      1.0%
                         103,000   +Manugistics Group, Inc.                       1,623,280      1.0
                          92,000   +Microsoft Corporation                         4,807,920      2.9
                          88,000   +Network Associates, Inc.                      1,562,000      1.0
                          28,000   +Sybase, Inc.                                    393,680      0.3
                          53,000   +Symantec Corporation                          1,876,730      1.1
--------------------------------------------------------------------------------------------------------
                                    Total Information Technology
                                    (Cost--$47,081,876)                          44,123,210     27.0
--------------------------------------------------------------------------------------------------------
                                    Total Investments
                                    (Cost--$153,651,668)                        163,396,569     99.8
--------------------------------------------------------------------------------------------------------
                          Face
                         Amount         Short-Term Securities
--------------------------------------------------------------------------------------------------------
Commercial              $248,000   General Motors Acceptance Corp.,
Paper*                             1.98% due 5/01/2002                             248,000       0.2
--------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities
                                   (Cost--$248,000)                                248,000       0.2
--------------------------------------------------------------------------------------------------------
                                   Total Investments
                                   (Cost--$153,899,668)                        163,644,569     100.0
                                   Liabilities in Excess of Other Assets           (25,957)      0.0
                                                                              --------------------------
                                   Net Assets                                 $163,618,612     100.0%
                                                                              ==========================
--------------------------------------------------------------------------------------------------------

    * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
    + Non-income producing security.

      See Notes to Financial Statements.


                April 30, 2002 (22) Mercury Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002

MASTER LARGE CAP GROWTH PORTFOLIO

Assets:

Investments, at value (including securities loaned of
  $12,115,594) (identified cost--$153,899,668)                                  $163,644,569
Investments held as collateral for loaned securities, at value                    12,466,000
Cash                                                                               1,256,678
Receivables:
  Securities sold                                                $  7,242,093
  Contributions                                                       534,609
  Dividends                                                            13,300
  Loaned securities                                                     2,130      7,792,132
                                                                 ------------
Prepaid expenses and other assets                                                     44,603
                                                                                ------------
Total assets                                                                     185,203,982
                                                                                ------------
--------------------------------------------------------------------------------------------

Liabilities:

Collateral on securities loaned, at value                                         12,466,000
Payables:
  Securities purchased                                              8,821,014
  Withdrawals                                                         195,287
  Investment adviser                                                   74,616      9,090,917
                                                                 ------------
Accrued expenses and other liabilities                                                28,453
                                                                                ------------
Total liabilities                                                                 21,585,370
                                                                                ------------
--------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                      $163,618,612
                                                                                ============
--------------------------------------------------------------------------------------------
Net Assets Consist of:

Investors' capital                                                              $153,873,711
Unrealized appreciation on investments--net                                        9,744,901
                                                                                ------------
Net assets                                                                      $163,618,612
                                                                                ============
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (23) Mercury Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2002

MASTER LARGE CAP GROWTH PORTFOLIO

Investment Income:

Dividends                                                                $    429,402
Securities lending--net                                                        11,005
Interest                                                                        2,745
                                                                         ------------
Total income                                                                  443,152
                                                                         ------------
-------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                 $    403,730
Accounting services                                            69,954
Professional fees                                              37,871
Custodian fees                                                 17,762
Trustees' fees and expenses                                     6,492
Printing and shareholder reports                                  983
Pricing fees                                                      465
Other                                                           2,766
                                                         ------------
Total expenses                                                                540,023
                                                                         ------------
Investment loss--net                                                          (96,871)
                                                                         ------------
-------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on
Investments--Net:

Realized loss on investments--net                                          (3,818,050)
Change in unrealized appreciation/depreciation
  on investments--net                                                      11,443,680
                                                                         ------------
Total realized and unrealized gain on investments--net                      7,625,630
                                                                         ------------
Net Increase in Net Assets Resulting from Operations                     $  7,528,759
                                                                         ============
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (24) Mercury Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

MASTER LARGE CAP GROWTH PORTFOLIO

                                                            For the Six         For the
                                                            Months Ended      Year Ended
                                                             April 30,        October 31,
Increase (Decrease) in Net Assets:                              2002             2001
------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                       $     (96,871)   $    (379,077)
Realized loss on investments--net                             (3,818,050)     (57,330,407)
Change in unrealized appreciation/depreciation on
  investments--net                                            11,443,680       (2,948,866)
                                                           ------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              7,528,759      (60,658,350)
                                                           ------------------------------
------------------------------------------------------------------------------------------

Capital Transactions:

Proceeds from contributions                                   42,173,813      164,918,603
Fair value of withdrawals                                    (34,735,563)     (53,733,811)
                                                           ------------------------------
Increase in net assets derived from capital transactions       7,438,250      111,184,792
                                                           ------------------------------
------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                  14,967,009       50,526,442
Beginning of period                                          148,651,603       98,125,161
                                                           ------------------------------
End of period                                              $ 163,618,612    $ 148,651,603
                                                           ==============================
------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2002 (25) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP GROWTH PORTFOLIO

The following ratios have been derived from information provided in the financial statements.

                                                                      For the Period
                                           For the Six      For the    December 22,
                                          Months Ended    Year Ended     1999+ to
                                            April 30,    October 31,   October 31,
                                              2002           2001          2000
---------------------------------------------------------------------------------
Total Investment Return:                         5.23%++         --            --
                                           ======================================
---------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                    .67%*         .73%        1.30%*
                                           ======================================
Expenses                                          .67%*         .73%        1.82%*
                                           ======================================
Investment loss--net                             (.12%)*       (.24%)       (.75%)*
                                           ======================================
---------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $  163,619    $  148,652    $   98,125
                                           ======================================
Portfolio turnover                              67.97%       230.34%       94.75%
                                           ======================================
---------------------------------------------------------------------------------

 * Annualized.
 + Commencement of operations.
++ Aggregate total investment return.

   See Notes to Financial Statements.


                April 30, 2002 (26) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP GROWTH PORTFOLIO

(1)   Significant Accounting Policies:

      Master Large Cap Growth Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin


                April 30, 2002 (27) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is


                April 30, 2002 (28) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets.

      The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash


                April 30, 2002 (29) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of April 30, 2002, cash collateral of $3,192,732 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $9,273,268 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended April 30, 2002, QA Advisors received $251 in securities lending agent fees.

      For the six months ended April 30, 2002, the Portfolio reimbursed FAM $6,795 for certain accounting services.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2002 were $117,501,623 and $110,026,623, respectively.

      Net realized losses for the six months ended April 30, 2002 and net unrealized gains as of April 30, 2002 were as follows:

                                                  Realized            Unrealized
                                                   Losses                Gains
      --------------------------------------------------------------------------
      Long-term investments                     $(3,818,050)          $9,744,901
                                                --------------------------------
      Total                                     $(3,818,050)          $9,744,901
                                                ================================
      --------------------------------------------------------------------------

      As of April 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $9,744,901, of which $21,169,087 related to appreciated securities and $11,424,186 related to depreciated securities. At April 30, 2002, the aggregate cost of investments for Federal income tax purposes was $153,899,668.

(4)   Short-Term Borrowings:

      The Portfolio, along with certain other funds managed by FAM and its affiliates, is party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the facility during the six months ended April 30, 2002.


                April 30, 2002 (30) Mercury Large Cap Growth Fund

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and
  Director/Trustee
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Melvin R. Seiden, Director/Trustee
Stephen B. Swensrud, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
  and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and
  Treasurer
Susan B. Baker, Secretary

--------------------------------------------------------------------------------
Joseph L. May, Director/Trustee of Mercury Large Cap Growth Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. May well in his retirement.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                April 30, 2002 (31) Mercury Large Cap Growth Fund

[LOGO] Merrill Lynch  Investment Managers

          MUTUAL        MANAGED            ALTERNATIVE         INSTITUTIONAL
          FUNDS         ACCOUNTS           INVESTMENTS       ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Growth Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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